Income tax provision - Summary of specification of deferred tax (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Employer's tax on share-based compensation	$ (371)	$ (216)	$ (3)
Fixed Assets differences	1,154	675	62
Inventory differences	(5)	(213)	(1,154)
Accruals differences	(1,152)	(1,144)
Research and development tax credits	(1,563)	(1,787)
Losses carried forward	(253,300)	(225,951)	(193,497)
Basis for calculation of deferred tax asset	(255,237)	(228,636)	(194,592)
Calculated net deferred tax benefit, local tax rates 5-22%	(55,953)	(51,251)	(42,772)
Unrecognized deferred tax asset	$ 55,953	$ 51,251	42,803
Deferred tax liability in the balance sheet			$ (31)